SUBSEQUENT EVENTS (Detail Textuals) $ in Millions	1 Months Ended
Mar. 31, 2022 USD ($)
Subsequent Event [Member]
Subsequent Event [Line Items]
Refunded upfront payment to Galderma	$ 4